As filed with the Securities and Exchange Commission on or about May 2, 2008

Registration No. 033-50390 and 811-07076

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act of 1940

Amendment No. 37	☒

WILSHIRE MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700

Santa Monica, California 90401

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (310) 451-3051

Copy to:

Lawrence E. Davanzo c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on May 16, 2008 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY COMMENT

This Post-Effective Amendment to the Registration Statement of Wilshire Mutual Funds, Inc. (the “Registrant”) on Form N-1A is being filed for the purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment No. 36 to the Registration Statement of the Registrant incorporates by reference Parts A and B contained in Post-Effective Amendment No. 33 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on February 19, 2008.

WILSHIRE MUTUAL FUNDS, INC.

PART C - OTHER INFORMATION

Item 23.	Exhibits:

(a)(1)	Articles of Incorporation dated July 30, 1992 are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A which was filed on November 12, 1993 (“Post-Effective Amendment No. 3”).

(2)	Articles of Amendment dated August 20, 1992 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 3.

(3)	Articles Supplementary to the Articles of Incorporation classifying shares of each Series of the Fund are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A which was filed on April 2, 1996 (“Post-Effective Amendment No. 8”).

(4)	Articles of Amendment to the Articles of Incorporation amending the name of the Fund and the name of a class of shares of each Series of the Fund are incorporated by reference to Post-Effective Amendment No. 8.

(5)	Articles Supplementary dated June 24, 1997 to the Articles of Incorporation establishing and classifying shares of the Intermediate Portfolio Corporate Bond and Long-Term Corporate Bond Portfolio of the Fund are incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A which was filed on July 10, 1997 (“Post-Effective Amendment No. 11”).

(6)	Articles Supplementary dated June 8, 1998 to the Articles of Incorporation establishing and classifying shares of the Dow Jones Wilshire 5000 Index Portfolio are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A which was filed on November 2, 1998 (“Post-Effective Amendment No. 13”).

(7)	Articles Supplementary dated June 7, 1999 to the Articles of Incorporation reclassifying shares of the Dow Jones Wilshire 5000 Index Portfolio are incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A which was filed on July 2, 1999 (“Post-Effective Amendment No. 16”).

(8)	Articles of Amendment dated July 21, 2003 to the Articles of Incorporation amending the name of the Fund are incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A which was filed on April 29, 2004 (“Post-Effective Amendment No. 24”).

(9)	Articles Supplementary dated August 24, 2007 to the Articles of Incorporation establishing and classifying shares of the Wilshire Large Cap Core 130/30 Fund (the “130/30 Fund”) are incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A which was filed on August 28, 2007.

(10)	Articles of Amendment dated October 25, 2007 to the Articles of Incorporation amending the name of the 130/30 Fund are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A which was filed on November 16, 2007 (“Post-Effective Amendment No. 32”).

(11)	Articles Supplementary dated February 13, 2008 establishing and classifying shares of the Wilshire/MAXAM Diversity Fund is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A which was filed on February 19, 2008 (“Post-Effective Amendment No. 33”).

(b)(1)	By-Laws dated July 30, 1992, as revised September 17, 1992, are incorporated by reference to Post-Effective Amendment No. 3.

(2)	Amended By-Laws dated September 9, 1996, as subsequently amended October 1, 1996, are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A which was filed on October 30, 1996 (“Post-Effective Amendment No. 10”).

(3)	Amended By-Laws dated February 24, 2005 are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A which was filed on May 1, 2006 (“Post-Effective Amendment No. 27”).

(4)	Amended By-Laws dated June 20, 2005 are incorporated herein by reference to Post-Effective Amendment No. 27.

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement between the Fund and Wilshire Associates Incorporated dated April 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A which was filed on December 20, 2002 (“Post-Effective Amendment No. 22”).

(2)	Notice relating to Investment Advisory Agreement adding Wilshire/MAXAM Diversity Fund will be filed by amendment.

(3)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and MAXAM Capital Management LLC will be filed by amendment.

(4)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Attucks Asset Management, LLC will be filed by amendment.

(5)	Investment Sub-Subadvisory Agreement with Charter Financial Group, Inc. will be filed by amendment.

(6)	Investment Sub-Subadvisory Agreement with Hanseatic Management Services, Inc. will be filed by amendment.

(7)	Investment Sub-Subadvisory Agreement with Lombardia Capital Partners LLC will be filed by amendment.

(8)	Investment Sub-Subadvisory Agreement with The Edgar Lomax Company will be filed by amendment.

(9)	Investment Sub-Subadvisory Agreement with NCM Capital Management Group, Inc. will be filed by amendment.

(10)	Investment Sub-Subadvisory Agreement with Paradigm Asset Management, Inc. will be filed by amendment.

(11)	Investment Sub-Subadvisory Agreement with Zevenbergen Capital Investments LLC will be filed by amendment.

(e)(1)	Distribution Agreement between the Fund and PFPC Distributors, Inc., dated December 31, 2000 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A which was filed on December 21, 2001 (“Post-Effective Amendment No. 21”).

(e)(2)	Amendment to Exhibit A of Distribution Agreement with PFPC Distributors is incorporated by reference to Post-Effective Amendment No. 32.

(f)	Not Applicable.

(g)(1)	Custodian Services Agreement between the Fund and PFPC Trust Company dated June 13, 2005 is incorporated herein by reference to Post-Effective Amendment No. 27.

(g)(2)	Amendment to Custodian Services Agreement with PFPC Trust Company is incorporated by reference to Post-Effective Amendment No. 33.

(h)(1)	Fund Accounting, Financial and Regulatory Administration and Transfer Agency Services Agreement with PFPC Inc. dated June 27, 2006 is incorporated herein by reference to Post-Effective Amendment No. 27.

(h)(2)	Amendment to Fund Accounting, Financial and Regulatory Administration and Transfer Agency Services Agreement with PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 32.

(h)(3)	Expense Limitation Agreement between Wilshire Mutual Funds, Inc., on behalf of the Wilshire/MAXAM Diversity Fund, and Wilshire Associates Incorporated, will be filed by amendment.

(i)	Opinion and Consent of Counsel will be filed by amendment.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Amended and Restated Service and Distribution Plan under Rule 12b-1, for Investment Class Shares, adopted as of June 3, 1997 is incorporated herein by reference to Post-Effective Amendment No. 11.

(n)	Amended and Restated Rule 18f-3(d) Plan, adopted as of June 7, 1999 is incorporated herein by reference to Post-Effective Amendment No. 16.

(o)	Reserved.

(p)(1)	Standards of Business Conduct and Code of Ethics of the Fund and Wilshire Associates Incorporated are incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A which was filed on April 30, 2008.

(2)	Code of Ethics of MAXAM Capital Management LLC will be filed by amendment.

(3)	Code of Ethics of Attucks Asset Management, LLC will be filed by amendment.

(4)	Code of Ethics of Charter Financial Group, Inc. will be filed by amendment.

(5)	Code of Ethics of Hanseatic Management Services, Inc. will be filed by amendment.

(6)	Code of Ethics of Lombardia Capital Partners LLC will be filed by amendment.

(7)	Code of Ethics of The Edgar Lomax Company will be filed by amendment.

(8)	Code of Ethics of NCM Capital Management Group, Inc. will be filed by amendment.

(9)	Code of Ethics of Paradigm Asset Management, Inc. will be filed by amendment.

(10)	Code of Ethics of Zevenbergen Capital Investments LLC will be filed by amendment.

(Other)(1)	Powers of Attorney of the Directors (with the exception of Ms. Luhn and Mr. Beck) dated February 24, 2006 are incorporated by reference to Post-Effective Amendment No. 27.

(Other)(2)	Power of Attorney of Ms. Luhn is incorporated by reference to Post-Effective Amendment No. 33.

(Other)(3)	Power of Attorney of Mr. Beck is filed herein.

Item 24.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 25.	Indemnification

The statement as to the general effect of any contract, arrangements, or statute under which a Director, officer, underwriter, or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for his/her own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A which was filed on September 23, 1992.

Reference is also made to the Distribution Agreement filed as Exhibit (e) to Post-Effective Amendment No. 21.

Item 26.	Business and Other Connections of Investment Adviser

The list required by this Item 26 of officers and directors of Wilshire Associates Incorporated, MAXAM Capital Management LLC and the Sub-Subadvisers, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is described below.

Wilshire Associates Incorporated

Name and Position with Wilshire	Nature of Company and/or Principal Business	Capacity
Dennis Anthony Tito, Director & Chief Executive Officer
Robert Charles Kuberek, Chief Financial Officer
Howard Tamotsu Yata, Director
Cecilia Infee Loo, Director
San Slawson, Chief Compliance Officer
Julia Kathleen Bonafede, Director
Lawrence E. Davanzo, Director & President	Wilshire Mutual Funds, Inc. Wilshire Variable Insurance Trust	President & Director/Trustee
Thomas Kevin Lynch, Director
Bill Bensur, Managing Director
Dan Allen, Managing Director

Information on MAXAM Capital Management LLC and the Sub-Subadvisers will be filed by amendment.

Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. As of January 15, 2008, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds, Inc.

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc. (“SMDS”)

The Stratton Funds, Inc.

The Torray Fund

Van Wagoner Funds, Inc.

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Distributed by BB&T AM Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BB&T Funds

Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds, Inc.

BlackRock Bond Allocation Target Shares

BlackRock Liquidity Funds

International Dollar Reserve Fund I, Ltd.

BlackRock Senior Floating Rate Fund, Inc.

BlackRock Senior Floating Rate Fund II, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund II, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Basic Value Principal Protected Fund

BlackRock Bond Fund, Inc.

BlackRock California Municipal Series Trust

BlackRock Core Principal Protected Fund

BlackRock Developing Capital Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Twenty Fund, Inc.

BlackRock Focus Value Fund, Inc.

BlackRock Fundamental Growth Fund, Inc.

BlackRock Fundamental Growth Principal Protected Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Global Dynamic Equity Fund

BlackRock Global Financial Services Fund, Inc.

BlackRock Global Growth Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Global Technology Fund, Inc.

BlackRock Global Value Fund, Inc.

BlackRock Healthcare Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock International Value Fund

BlackRock Large Cap Series Funds, Inc.

BlackRock Latin America Fund, Inc.

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Multi-State Municipal Series Trust

BlackRock Municipal Bond Fund, Inc.

BlackRock Municipal Series Trust

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Real Investment Fund

BlackRock Series Fund, Inc.

BlackRock Series, Inc.

BlackRock Short Term Bond Series, Inc.

BlackRock Short-Term U.S. Government Fund, Inc.

BlackRock U.S. Government Fund

BlackRock U.S. High Yield Trust

BlackRock Utilities and Telecommunications Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

BlackRock Variable Series Funds, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.

Financial Institutions Series Trust

Inflation Protected Fund

Managed Account Series

Master Institutional Money Market Trust

Merrill Lynch Funds for Institutions Series

Merrill Lynch Ready Assets Trust

Merrill Lynch Retirement Series Trust

Merrill Lynch U.S. Treasury Money Fund

Merrill Lynch USA Government Reserves Fund

The GNMA Investment Accumulation Program, Inc.

Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

Northern Funds Trust

Northern Institutional Funds Trust

(b)	The Distributor is a Massachusetts corporation located at 301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Name	Position(s) with Distributor	Positions with Registrant

Steven Turowski	President; Chief Executive Officer	None

Michael Denofrio	Director	None

Nicholas Marsini	Director	None

Rita G. Adler	Chief Compliance Officer	None

John Munera	Anti-Money Laundering Officer	None

Jodi Jamison	Chief Legal Officer	None

Bradley A. Stearns	Secretary; Clerk	None

Julie Bartos	Assistant Secretary; Assistant Clerk	None

Charlene Wilson	Treasurer; Chief Financial Officer; Financial & Operations Principal	None

Maria Schaffer	Assistant Treasurer; Controller	None

Bruno Di Stefano	Vice President	None

Susan K. Moscaritolo	Vice President	None

(c)	Not applicable.

Item 28.	Location of Accounts and Records

1.	PFPC Inc.

760 Moore Road

King of Prussia, PA 19406-0903

(records relating to its function as fund accountant, transfer agent and administrator)

2.	PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406-0903

(records relating to its functions as distributor)

3.	PFPC Trust Company

8800 Tinicum Boulevard, 3rd Floor

Philadelphia, PA 19153.

(records relating to its function as custodian)

4.	Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(records relating to its function as investment adviser)

5.	MAXAM Capital Management LLC

16 Thorndal Circle

Darien, CT 06820

6.	Attucks Asset Management, LLC

200 West Madison Street, Suite 2260

Chicago, IL 606060

7.	Charter Financial Group, Inc.

4600 East West Highway

Bethesda, MD 20814

8.	Hanseatic Management Services, Inc.

5600 Wyoming NE, Suite 220

Albuquerque, NM 87109

9.	Lombardia Capital Partners, LLC

55 Lake Avenue, Suite 750

Pasadena, CA 91101

10.	The Edgar Lomax Company

6564 Loisdale Court

Springfield, VA 22150

11.	NCM Capital Management Group, Inc.

2634 Chapel Hill Boulevard Suite 206

Durham, NC 27707

12.	Paradigm Asset Management, Inc.

445 Hamilton Avenue, Floor 12, Suite 1203

White Plains, NY 10601

13.	Zevenbergen Capital Investments LLC

601 Union Street, Suite 4600

Seattle, WA 98101

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Wilshire Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Los Angeles, and State of California on the 2nd day of May 2008.

WILSHIRE MUTUAL FUNDS, INC.

BY:	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

/s/ Lawrence E. Davanzo		Director and President	May 2, 2008
Lawrence E. Davanzo		(Principal Executive Officer)

Theodore J. Beck*			May 2, 2008
Theodore J. Beck		Director

Roger A. Formisano*		Director	May 2, 2008
Roger A. Formisano

Richard A. Holt*		Director	May 2, 2008
Richard A. Holt

/s/ Danny S. Kang		Treasurer	May 2, 2008
Danny S. Kang		(Principal Financial and Accounting Officer)

Suanne K. Luhn*		Director	May 2, 2008
Suanne K. Luhn

Harriet A. Russell*		Director	May 2, 2008
Harriett A. Russell

George J. Zock*		Director, Chairman of the Board	May 2, 2008
George J. Zock

*BY:	/s/ Lawrence E. Davanzo		May 2, 2008
As Attorney-in-Fact and Agent pursuant to powers of attorney filed with the Registrant’s Post-Effective Amendment No. 27, Post-Effective Amendment No. 33, or herein.

Exhibit Index

Item	Exhibit

(Other)(3)	Power of Attorney of Mr. Beck